Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Income Tax -loss Before Taxes Details
Hong Kong	$ 819	$ (813)	$ 221
PRC	(408)	168	(406)
Others	(13)	182	189
Total	$ 398	$ (463)	$ 4